SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

36    SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

The Company is controlled by Chinalco, its parent company and a state-owned enterprise established in Mainland China. Chinalco itself is controlled by the PRC government, which also owns a significant portion of the productive assets in Mainland China. In accordance with IAS 24 Related Party Disclosures, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government are defined as related parties of the Group. On that basis, related parties include Chinalco and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“other state-owned enterprises”), other entities and corporations over which the Company exercise significant influence and key management personnel of the Company and Chinalco as well as their close family members.

For the purposes of the related party transaction disclosures, the directors of the Company consider that meaningful information in respect of related party transactions has been adequately disclosed.

In addition to the related party information and transactions disclosed elsewhere in the consolidated financial statements, the following is a summary of significant related party transactions in the ordinary course of business between the Group and its related parties during the year.

(a)	Significant related party transactions

		For the year ended December 31
	Notes	2018	2019	2020

Sales of goods and services rendered:

Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	11,320,015	13,612,817	13,986,223
Associates of Chinalco		897,642	514,414	520,485
Joint ventures		4,462,670	5,676,548	6,694,824
Associates		2,626,780	3,812,565	9,232,432
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	42,298

		19,307,107	23,616,344	30,476,262

Sales of utility to:	(ii)
Chinalco and its subsidiaries	(ix)	620,552	687,290	1,104,542
Associates of Chinalco		15,719	4,062	3,268
Joint ventures		186,672	263,436	470,984
Associates		24,309	35,650	18,568

		847,252	990,438	1,597,362

Provision of engineering, construction and supervisory services to:
Chinalco and its subsidiaries		5,981	—	—
Joint ventures		—	—	—
Associates		1,725	—	—
		7,706	—	—
Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	31,551	52,571	39,284
Associates of Chinalco		—	65	237
Joint ventures		1,545	1,967	1,426
Associates		1,511	775	365

		34,607	55,378	41,312

Purchases of goods and services:

Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	2,088,338	2,949,866	1,755,092
Associates of Chinalco		—	—	265
Joint ventures		2,100	69,332	—
Associates		405,993	218,616	12,233

		2,496,431	3,237,814	1,767,590

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	312,062	309,180	475,532

		312,062	309,180	475,532

Purchases of primary and auxiliary materials, equipment and finished goods from:
Chinalco and its subsidiaries	(iv)	3,513,420	8,161,223	6,266,563
Associates of Chinalco	(ix)	18,917	18	2,586
Joint ventures		8,182,251	2,647,234	5,501,158
Associates		2,108,072	1,893,449	10,576,907
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	30,101

		13,822,660	12,701,924	22,377,315

Purchases of utility services from:	(ii)
Chinalco and its subsidiaries	(ix)	992,827	763,812	650,921
Associates of Chinalco		96,510	100,835	85,469
Joint ventures		26,269	280,523	443,290
Associates		77,432	8,326	—
		1,193,038	1,153,496	1,179,680
Purchases of other services by:	(vii)
A joint venture		226,280	272,220	373,655
		226,280	272,220	373,655

Rental expenses /lease liabilities payments for buildings and land use rights charged by:	(vi)
Chinalco and its subsidiaries	(ix)	501,866	499,191	661,888
		501,866	499,191	661,888

		For the year ended December 31
	Notes	2018	2019	2020

Other significant related party transactions:

Borrowing from subsidiaries of Chinalco	(viii), (ix)	6,525,000	3,890,000	1,925,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		143,415	141,991	87,985

Investment in subsidiaries of Chinalco		—	2,137,608	—

Disposal of aluminum capacity quota to a subsidiary of Chinalco		—	800,000	—

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(x)	224,000	500,000	—

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(x), (ix)	224,000	558,924	—

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	470,101	136,656	—

Discounted notes receivable to a subsidiary of Chinalco	(viii)	756,000	679,517	36,750

Provision of financial guarantees to a joint venture		12,450	12,450	—

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)

Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarised below:

1.The price prescribed by the PRC government (“state-prescribed price”) is adopted;

2.If there is no state-prescribed price, state-guidance price is adopted;

3.If there is neither state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and

4.If none of the above is available, then the adoption of a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs is adopted).

(ii)	Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.
(iii)

Engineering, project construction and supervisory services were provided for construction projects. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.

(iv)	The pricing policy for purchases of primary and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.
(v)

Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.

(vi)

Pursuant to the Land Use Right Lease Agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rents based on the market rate for its lease of buildings owned by Chinalco.

(vii)	Other services are environmental protection operation services. The prevailing market price is adopted for pricing purposes.
(viii)

Chinalco Finance Company Limited (“Chinalco Finance”) (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favourable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

(ix)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules.
(x)	As disclosed in Note 20, the Group has entered into several sale and leaseback contracts with Chalco Financial Leasing Co., Ltd..
(xi)	As disclosed in Note 39, the Group acquired Henan Zhongzhou Logistics and Chongqing Xinan Transportation from Chinalco’s subsidiaries.

(xii) As disclosed in Note 28, in May 2019, the Group entered into transactions with its fellow subsidiaries including the disposals of subsidiaries and disposal of aluminum capacity quota. These transactions constituted related party transactions.

*The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(b)      Balances with related parties

Other than those disclosed elsewhere in the consolidated financial statements, the outstanding balances with related parties at the year end are as follows:

	December 31, 2019	December 31, 2020
Cash and cash equivalents deposited with
A subsidiary of Chinalco *	3,285,093	3,561,997

Trade and notes receivables
Chinalco and its subsidiaries	1,054,168	760,138
Associates of Chinalco	6,034	56,107
Joint ventures	788,183	743,369
Associates	25	107
	1,848,410	1,559,721

Provision for impairment of receivables	(17,815)	(74,668)

	1,830,595	1,485,053

*       On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015, October 26, 2017 and April 27, 2020, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending on October 25, 2023.

	December 31, 2019	December 31, 2020
Other current assets	(Restated)
Chinalco and its subsidiaries	421,805	268,321
Joint ventures	1,503,505	1,416,094
Associates	47,743	433,453
Non-controlling shareholder of a subsidiary and its subsidiaries	—	1,200
Provision for impairment of other current assets	(30,509)	(422,089)

	1,942,544	1,696,979

Other non-current assets
Associates	111,845	111,845

Interest-bearing loans and borrowings:
Subsidiaries of Chinalco (including lease liabilities)	9,857,187	8,887,422

Trade and notes payables
Chinalco and its subsidiaries	334,840	437,732
Associates of Chinalco	917	1,511
Joint ventures	527,744	561,508
Associates	9,789	10,562

	873,290	1,011,313

Other payables and accrued liabilities
Chinalco and its subsidiaries	1,810,514	2,193,782
Associates of Chinalco	17,056	1,019
Associates	80,012	28,424
Joint ventures	73,823	3,940

	1,981,405	2,227,165

Contract liabilities:
Chinalco and its subsidiaries	29,210	17,460
Associates of Chinalco	—	13,453
Associates	223	79
Joint ventures	56,010	519
Non-controlling shareholder of a subsidiary and its subsidiaries	—	656

	85,443	32,167

As of December 31, 2020, included in long-term loans and borrowings and short-term loans and borrowings were from other state-owned enterprises amounting to and RMB31,245 million (December 31, 2019: RMB42,553 million) and RMB18,543 million (December 31, 2019: RMB29,781 million), respectively.

The terms of all balances with the exception of the entrusted loans were unsecured and were in accordance with terms as set out in the respective agreements or as mutually agreed between the parties concerned.

(c)      Compensation of directors, supervisors and senior management

	December 31, 2018	December 31, 2019	December 31, 2020
Fees	756	780	683
Basic salaries, housing fund, other allowances and benefits in kind	3,953	6,945	6,081
Pension costs	482	715	30

	5,191	8,440	6,794

(d)      Commitments with related parties

As of December 31, 2020 and 2019, except for the other capital commitments disclosed in Note 43(b) to these financial statements, the Group had no significant commitments with related parties.